Employee benefits (Details 7) - Parent Company Gratuity plan [Member]	Mar. 31, 2022	Mar. 31, 2021
Funds managed by Insurers [Member]
Disclosure of defined benefit plans [line items]
Percentage of Weighted average asset allocation	100.00%	100.00%
Others [Member]
Disclosure of defined benefit plans [line items]
Percentage of Weighted average asset allocation	0.00%	0.00%